Basis of Accounting: Reclassifications (Policies)	6 Months Ended
Feb. 28, 2017
Policies
Reclassifications

Reclassifications

Certain amounts in the prior period financial statements have been reclassified to conform to the current period presentation.  These reclassifications had no effect on reported losses, total assets, or stockholders’ equity as previously reported.